Camelot Premium Return Fund Class A: CPRFX Class C: CPRCX Class I: CPRIX

Camelot Excalibur Small Cap Income Fund Class A: CEXAX Class C: CEXCX Class I: CEXIX (each, a “Fund” and, together, the “Funds”)

April 10, 2017

The information in this Supplement amends certain information contained in the currently effective Prospectus for the Funds, each dated January 19, 2017.

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Effective March 31, 2017, Sarah Berndt is no longer a portfolio manager of the Camelot Premium Return Fund. Darren Munn is primarily responsible for managing the Fund. Accordingly, all references to Ms. Berndt in the Prospectus are deleted in their entirety.

The Camelot Excalibur Small Cap Income Fund is diversified. All references in the Prospectus to the Camelot Excalibur Small Cap Income Fund being non-diversified are deleted in their entirety.

* * * * *

You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and Statement of Additional Information, each dated January 19, 2017, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-855-226-3863 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.

Camelot Premium Return Fund Class A: CPRFX Class C: CPRCX Class I: CPRIX

Camelot Excalibur Small Cap Income Fund Class A: CEXAX Class C: CEXCX Class I: CEXIX (each, a “Fund” and, collectively, the “Funds”)

each a series of Mutual Fund Series Trust

(the “Funds”)

Supplement dated April 10, 2017

to the Statement of Additional Information dated January 19, 2017

The information in this Supplement amends certain information contained in the currently effective Statement of Additional Information for the Funds dated January 19, 2017 and should be read in conjunction with such Statement of Additional Information.

______________________________________________________________________________

Effective March 31, 2017, Sarah Berndt is no longer a portfolio manager of the Camelot Premium Return Fund. Darren Munn is primarily responsible for managing the Fund’s portfolio. Accordingly, all references to Ms. Berndt in the SAI are deleted in their entirety.

The last sentence of the first paragraph under the Section entitled “The Funds” is hereby replaced with the following:

“The Premium Return Fund and the Small Cap Income Fund are classified as diversified.”

**********************

You should read this Supplement in conjunction with the Fund’s current Summary Prospectus, Prospectus and SAI, each dated January 19, 2017, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-855-226-3863 or by writing to the Fund c/o Gemini Fund Services, LLC 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.